Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 34,196	¥ 35,994
Aggregate amortization expense	46,160	51,164	43,866
Estimated amortization expense for intangible assets, 2013	44,409
Estimated amortization expense for intangible assets, 2014	34,219
Estimated amortization expense for intangible assets, 2015	20,576
Estimated amortization expense for intangible assets, 2016	11,822
Estimated amortization expense for intangible assets, 2017	6,605
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 33,985	¥ 33,217
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	4 years	5 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	4 years	4 years